UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 92,984,498	$ 68,231,084	$ 314,376,460	$ 226,898,734
Government grants		(805)
Initial recognition and changes in the fair value of biological assets at the point of harvest	620,894	2,040,559	972,371	4,183,387
Changes in the net realizable value of agricultural products after harvest	(1,111,851)	(788,320)	(2,848,810)	(2,030,505)
Total	92,493,541	69,482,518	312,500,021	229,051,616
Cost of sales	(36,137,759)	(45,823,445)	(170,954,896)	(139,038,887)
Research and development expenses	(3,893,887)	(1,836,029)	(11,203,793)	(4,651,603)
Selling, general and administrative expenses	(23,987,655)	(18,033,917)	(84,306,143)	(53,031,678)
Share of profit or loss of joint ventures and associates	378,145	(203,954)	1,260,433	715,133
Other income or expenses, net	1,014,335	(1,437,718)	1,782,863	(3,155,700)
Operating profit	29,866,720	2,147,455	49,078,485	29,888,881
Net financial cost	(7,577,828)	(4,784,248)	(25,606,323)	(18,185,537)
(Loss) Profit before income tax	22,288,892	(2,636,793)	23,472,162	11,703,344
Income tax	5,189,627	(4,340,156)	(507,922)	(11,076,571)
(Loss) profit for the period	27,478,519	(6,976,949)	22,964,240	626,773
(Loss) profit for the period attributable to:
Equity holders of the parent	28,145,878	(6,486,721)	20,487,429	(2,185,491)
Non-controlling interests	(667,359)	(490,228)	2,476,811	2,812,264
(Loss) profit for the period	$ 27,478,519	$ (6,976,949)	$ 22,964,240	$ 626,773
(Loss) profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	$ 0.4540	$ (0.1577)	$ 0.3304	$ (0.0531)
Diluted (loss) profit attributable to ordinary equity holders of the parent	$ 0.4462	$ (0.1577)	$ 0.3248	$ (0.0531)
(Loss) profit for the period	$ 27,478,519	$ (6,976,949)	$ 22,964,240	$ 626,773
Other comprehensive income (loss)	(62,622)	12,367,795	554,285	25,990,283
Items that may be subsequently reclassified to profit and loss	(62,622)	12,387,874	554,285	28,837,623
Foreign exchange differences on translation of foreign operations from joint ventures	(100,292)	2,341,347	(122,238)	5,845,969
Foreign exchange differences on translation of foreign operations	37,670	10,046,527	676,523	22,991,654
Items that will not be subsequently reclassified to loss and profit		(20,079)		(2,847,340)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates		(242,898)		(606,746)
Revaluation of property, plant and equipment, net of tax		222,819		(2,240,594)
Total comprehensive (loss) profit	27,415,897	5,390,846	23,518,525	26,617,056
Total comprehensive (loss) profit attributable to:
Equity holders of the parent	28,206,144	3,889,873	20,828,300	19,685,934
Non-controlling interests	(790,247)	1,500,973	2,690,225	6,931,122
Total comprehensive (loss) profit	$ 27,415,897	$ 5,390,846	$ 23,518,525	$ 26,617,056
Weighted average number of shares
Basic	62,002,011	41,138,527	62,002,011	41,138,527
Diluted	63,079,523	41,138,527	63,079,523	41,138,527